UNITED STATES
	    	  SECURITIES AND EXCHANGE COMMISSION
			 Washington, DC  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  MARCH 31, 2009

Check here is Amendment  [  ] ; Amendment Number:
This Amendment (check only one):  [  ] is a restatement.
				  [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Sasco Capital, Inc.
Address:   10 Sasco Hill Road
           Fairfield, CT  06824

13F File Number:  28-1646

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  	Daniel L. Leary
Title:	Secretary
Phone:	203-254-6800
Signature, Place, and Date of Signing:


Daniel L. Leary    Fairfield, Connecticut    May 12, 2009

Report Type (Check only one):

[X]	13F HOLDINGS REPORT.

[ ] 	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  44

Form 13F Information Table Value Total:  $2,558,769


List of Other Included Managers:

FORM 13F   MARCH 2009
REPORTING MANAGER:  SASCO CAPITAL, INC.

                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- x$1000    PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
  ACCO BRANDS INC                COM              00081T108     3044  3105871 SH       SOLE                1532666        0  1573205
  AHOLD NV-ADR                   COM              500467402   121722 11167169 SH       SOLE                3839969        0  7327200
  ALLEGHENY TECHNOLOGIES         COM              01741R102      265    12100 SH       SOLE                  12100        0        0
  ATMOS ENERGY CP                COM              049560105     1741    75300 SH       SOLE                  69500        0     5800
  BIG LOTS INC                   COM              089302103   102028  4909900 SH       SOLE                1813050        0  3096850
  BALL CORP                      COM              058498106   118309  2726010 SH       SOLE                 963160        0  1762850
  BROWN SHOE COMPANY             COM              115736100      450   120100 SH       SOLE                 120100        0        0
  CROWN HOLDINGS INC             COM              228368106   128218  5640900 SH       SOLE                2007950        0  3632950
  CON-WAY INC                    COM              205944101    52992  2955500 SH       SOLE                1051400        0  1904100
  CHIQUITA BRANDS                COM              170032809      188    28400 SH       SOLE                  28400        0        0
  DOMINION RESOURCES INC         COM              25746U109   115058  3712738 SH       SOLE                1235600        0  2477138
  DEL MONTE FOODS                COM              24522P103    81799 11220687 SH       SOLE                4340750        0  6879937
  DUKE ENERGY CORP NEW           COM              26441C105   125095  8735655 SH       SOLE                3033614        0  5702041
  DYNEGY INC                     COM              26817G102    29042 20597198 SH       SOLE                7748100        0 12849098
  EL PASO CORP                   COM              28336L109    52798  8447741 SH       SOLE                2951300        0  5496441
  FOOT LOCKER INC                COM              344849104    97038  9259388 SH       SOLE                3491500        0  5767888
  FORTUNE BRANDS                 COM              349631101    50523  2057946 SH       SOLE                 748750        0  1309196
  GENESCO                        COM              371532102      940    49900 SH       SOLE                  49900        0        0
  HOME DEPOT INC                 COM              437076102    95353  4047233 SH       SOLE                1494850        0  2552383
  PENNEY J.C.                    COM              708160106    72090  3591950 SH       SOLE                1430050        0  2161900
  LIMITED INC                    COM              532716107    69468  7984815 SH       SOLE                3113850        0  4870965
  MASCO CORP                     COM              574599106    50111  7179230 SH       SOLE                2601700        0  4577530
  MIRANT CORP                    COM              60467R100    53205  4667145 SH       SOLE                1604600        0  3062545
  NOVA CHEMICALS                 COM              66977W109    15819  2746300 SH       SOLE                 766400        0  1979900
  OWENS CORNING                  COM              690742101    53309  5896996 SH       SOLE                2192100        0  3704896
  OWENS ILLINOIS                 COM              690768403    72277  5005316 SH       SOLE                1781250        0  3224066
  ONEOK INC                      COM              682680103    88036  3890250 SH       SOLE                1321000        0  2569250
  PACKAGING CORP OF AMERICA      COM              695156109    65476  5028913 SH       SOLE                2017450        0  3011463
  PACTIV CORP                    COM              695257105      353    24200 SH       SOLE                  11800        0    12400
  RITE AID                       COM              767754104      154   428100 SH       SOLE                 428100        0        0
  REPUBLIC SERVICES INC          COM              760759100    95840  5588343 SH       SOLE                2020089        0  3568254
  RAYTHEON                       COM              755111507    93500  2401132 SH       SOLE                 764050        0  1637082
  SPECTRA ENERGY                 COM              847560109   106874  7558298 SH       SOLE                2689345        0  4868953
  SARA LEE CORP                  COM              803111103    69759  8633500 SH       SOLE                3458500        0  5175000
  SAFEWAY INC.                   COM              786514208    95175  4713984 SH       SOLE                1721050        0  2992934
  TELEDYNE TECHNOLOGIES          COM              879360105      496    18600 SH       SOLE                  18600        0        0
  THOMAS & BETTS                 COM              884315102   100754  4026950 SH       SOLE                1436050        0  2590900
  TRINITY IND                    COM              896522109      213    23300 SH       SOLE                  23300        0        0
  USG CORP                       COM              903293405    32334  4248870 SH       SOLE                1512600        0  2736270
  VALSPAR CORP                   COM              920355104      399    20000 SH       SOLE                  20000        0        0
  WILLIAMS COMPANIES INC         COM              969457100    54264  4768400 SH       SOLE                1642400        0  3126000
  WASTE MANAGEMENT               COM              94106L109    62974  2459910 SH       SOLE                 885400        0  1574510
  WEYERHAEUSER CO                COM              962166104    58919  2137055 SH       SOLE                 757850        0  1379205
  ALLEGHANY CORP                 COM              017175100    70367   259820 SH       SOLE                  87830        0   171990

S REPORT SUMMARY             44     DATA RECORDS          2558769               0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
